UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23226)

Listed Funds Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kent P. Barnes, Secretary

Listed Funds Trust

c/o U.S. Bank Global Fund Services

777 East Wisconsin Avenue, 10th Floor

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 516-1681

Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: April 30, 2023

Item 1. Reports to Stockholders.

(a)

Changebridge ETFs

Changebridge Long/Short Equity ETF (CBLS)
Changebridge Select Equity ETF (CBSE)

SEMI-ANNUAL REPORT

April 30, 2023
(Unaudited)

Changebridge ETFs

Table of Contents

(Unaudited)

Shareholder Expense Example	2
Schedules of Investments and Securities Sold Short	3
Changebridge Long/Short Equity ETF	3
Changebridge Select Equity ETF	6
Statements of Assets and Liabilities	8
Statements of Operations	9
Statements of Changes in Net Assets	10
Statement of Cash Flows	12
Financial Highlights	13
Notes to Financial Statements	15
Supplemental Information	23
Review of Liquidity Risk Management Program	24

Changebridge ETFs

Shareholder Expense Example

April 30, 2023 (Unaudited)

As a shareholder of the Funds you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and (2) ongoing costs, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held throughout the entire period (November 1, 2022 to April 30, 2023).

ACTUAL EXPENSES

The first line under the Funds in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/22	Ending Account Value 4/30/23	Annualized Expense Ratios	Expenses Paid During the Period(1)
Changebridge Long/Short Equity ETF
Actual	$ 1,000.00	$ 876.60	2.33%	$ 10.84
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,013.24	2.33%	$ 11.63
Changebridge Select Equity ETF
Actual	$ 1,000.00	$ 975.70	0.85%	$ 4.16
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,020.58	0.85%	$ 4.26

(1)	Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 181/365 (to reflect the six-month period).

Changebridge Long/Short Equity ETF

Schedule of Investments

April 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS — 92.2%
Banking — 1.7%
ICICI Bank, Ltd. - ADR (b)	4,200	$95,550

Consumer Discretionary Products — 5.0%
indie Semiconductor, Inc. - Class A (a)(d)	13,372	101,226
LVMH Moet Hennessy Louis Vuitton SE - ADR (b)(d)	899	172,599
		273,825
Consumer Discretionary Services — 16.7%
Arcos Dorados Holdings, Inc. - Class A (b)	16,227	128,842
Bowlero Corp. (a)(d)	10,238	149,782
Domino’s Pizza, Inc. (d)	484	153,655
Luckin Coffee, Inc. - ADR (a)(b)	3,700	98,050
Manchester United PLC - Class A (b)	10,228	205,071
Service Corp. International (d)	2,684	188,390
		923,790
Consumer Staple Products — 5.5%
Carlsberg AS - ADR (b)	4,600	151,708
The Estee Lauder Cos., Inc. - Class A (d)	616	151,979
		303,687
Financial Services — 1.4%
Oportun Financial Corp. (a)	19,300	78,551

Health Care — 9.2%
Acadia Healthcare Co., Inc. (a)	813	58,772
Humacyte, Inc. (a)	50,062	162,201
The Joint Corp. (a)(d)	10,020	158,216
TransMedics Group, Inc. (a)	1,600	126,560
		505,749
Industrial Products — 1.9%
Chart Industries, Inc. (a)(d)	799	106,347

Industrial Services — 4.7%
Rollins, Inc. (d)	4,063	$171,662
SP Plus Corp. (a)(d)	2,585	88,329
		259,991
Insurance — 2.4%
Tokio Marine Holdings, Inc. - ADR (a)(b)	6,492	130,229

Materials — 9.1%
Agnico Eagle Mines, Ltd. (b)	2,496	141,598
B2Gold Corp. (b)(d)	34,530	136,048
Boliden AB - ADR (b)	1,103	79,637
Kinross Gold Corp. (b)	28,200	142,410
		499,693
Oil & Gas — 12.2%
Chesapeake Energy Corp. (d)	1,438	118,894
Denbury, Inc. (a)(d)	1,026	95,808
Helix Energy Solutions Group, Inc. (a)	15,924	115,449
New Fortress Energy, Inc.	3,326	100,745
Pioneer Natural Resources Co.	584	127,049
TechnipFMC PLC (a)(b)(d)	8,540	116,913
		674,858
Retail & Wholesale - Discretionary — 8.9%
Coupang, Inc. - Class A (a)(d)	9,500	159,220
JD.com, Inc. - ADR (b)	3,500	125,020
MercadoLibre, Inc. (a)	95	121,362
Natura & Co. Holding SA - ADR (a)(b)	18,920	83,059
		488,661
Software & Technology Services — 6.4%
PagSeguro Digital, Ltd. - Class A (a)(b)	12,290	120,934
Planet Labs PBC (a)	32,691	133,379
SS&C Technologies Holdings, Inc.	1,700	99,518
		353,831
Technology Hardware & Semiconductors — 1.6%
Aehr Test Systems (a)(d)	3,629	89,818

Utilities — 5.5%
American Electric Power Co., Inc.	1,100	101,662
Avista Corp.	2,300	101,361
Hawaiian Electric Industries, Inc.	2,600	101,946
		304,969
TOTAL COMMON STOCKS (Cost $4,831,618)		5,089,549

Real Estate Investment Trusts (REITs) — 2.2%
American Tower Corp.	600	122,634
TOTAL REITs (Cost $123,976)		122,634

The accompanying notes are an integral part of the financial statements.

Changebridge Long/Short Equity ETF

Schedule of Investments

April 30, 2023 (Unaudited) (Continued)

	Shares	Value
MONEY MARKET FUNDS — 5.4%
First American Government Obligations Fund - Class X, 4.73% (c)	298,622	$298,622
TOTAL MONEY MARKET FUNDS (Cost $298,622)		298,622

TOTAL INVESTMENTS (Cost $5,254,216) — 99.8%		5,510,805
Other assets and liabilities, net — 0.2%		12,987
NET ASSETS — 100.0%		$5,523,792

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt

PLC	Public Limited Company

(a)	Non-income producing security.

(b)	Foreign issued security

(c)	The rate shown is the seven-day yield at period end.

(d)	All or a portion of the security has been pledged to cover short positions. As of April 30, 2023, the value of these securities amounts to $1,443,073 or 26.1% of net assets.

The accompanying notes are an integral part of the financial statements.

Changebridge Long/Short Equity ETF

Schedule of Securities Sold Short

April 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS — (37.5)%
Banking — (3.3)%
New York Community Bancorp, Inc.	8,200	$87,658
Western Alliance Bancorp	2,500	92,800
		180,458
Consumer Staple Products — (1.8)%
Helen of Troy, Ltd. (a)(b)	1,000	100,340

Financial Services— (6.4)%
Apollo Global Management, Inc.	2,000	126,780
Blackstone, Inc.	1,100	98,263
KKR & Co., Inc.	2,400	127,368
		352,411
Health Care — (1.5)%
Enhabit, Inc. (a)	6,600	80,850

Industrial Products — (2.3)%
General Electric Co.	1,300	128,661

Media — (5.6)%
DoorDash, Inc. - Class A (a)	2,100	128,499
Netflix, Inc. (a)	300	98,979
Roku, Inc. (a)	1,500	84,315
		311,793
Retail & Wholesale — Discretionary — (6.9)%
Amazon.com, Inc. (a)	700	73,815
Best Buy Co., Inc.	1,200	89,424
OneWater Marine, Inc. - Class A (a)	2,000	52,800
Pool Corp.	200	70,264
Williams-Sonoma, Inc.	800	96,832
		383,135
Software & Technology Services — (3.3)%
International Business Machines Corp.	850	107,449
Palantir Technologies, Inc. - Class A (a)	10,000	77,500
		184,949
Technology Hardware & Semiconductors — (6.4)%
Intel Corp.	3,200	99,392
Logitech International SA (b)	2,000	118,920
Texas Instruments, Inc.	400	66,880
Universal Display Corp.	500	66,730
		351,922
Total Common Stocks (Proceeds $2,160,249)		2,074,519

Real Estate Investment Trusts (REITs) — (7.4)%
Arbor Realty Trust, Inc.	5,000	$57,350
Boston Properties, Inc.	1,800	96,048
Empire State Realty Trust, Inc. - Class A	14,900	91,039
Medical Properties Trust, Inc.	6,000	52,620
Starwood Property Trust, Inc.	3,200	57,248
Vornado Realty Trust	3,600	54,036
Total REITs (Proceeds $301,348)		408,341
Total Securities Sold Short (Proceeds $2,461,597) — (44.9)%		$2,482,860

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	Foreign issued security.

The accompanying notes are an integral part of the financial statements.

Changebridge Select Equity ETF

Schedule of Investments

April 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS — 95.3%
Banking — 1.7%
ICICI Bank, Ltd. - ADR (b)	4,500	$102,375

Consumer Discretionary Products — 5.1%
indie Semiconductor, Inc. - Class A (a)	15,748	119,212
LVMH Moet Hennessy Louis Vuitton SE - ADR (b)	1,000	191,990
		311,202
Consumer Discretionary Services — 16.2%
Arcos Dorados Holdings, Inc. - Class A (b)	16,546	131,375
Bowlero Corp. (a)	11,091	162,261
Domino’s Pizza, Inc.	500	158,735
Luckin Coffee, Inc. - ADR (a)(b)	4,600	121,900
Manchester United PLC - Class A (b)	10,700	214,535
Service Corp. International	2,680	188,109
		976,915
Consumer Staple Products — 6.3%
Carlsberg AS - ADR (b)	5,900	194,582
The Estee Lauder Cos., Inc. - Class A	750	185,040
		379,622
Financial Services — 1.4%
Oportun Financial Corp. (a)	20,800	84,656

Health Care — 10.2%
Acadia Healthcare Co., Inc. (a)	887	64,121
Humacyte, Inc. (a)	61,580	199,519
The Joint Corp. (a)	12,816	202,365
TransMedics Group, Inc. (a)	1,900	150,290
		616,295
Industrial Products — 1.8%
Chart Industries, Inc. (a)	826	109,941

Industrial Services — 4.6%
Rollins, Inc.	4,369	$184,590
SP Plus Corp. (a)	2,683	91,678
		276,268
Insurance — 2.3%
Tokio Marine Holdings, Inc. - ADR (a)(b)	6,862	137,652

Materials — 9.0%
Agnico Eagle Mines, Ltd. (b)	2,713	153,909
B2Gold Corp. (b)	37,566	148,010
Boliden AB - ADR (b)	1,200	86,640
Kinross Gold Corp. (b)	30,700	155,035
		543,594
Oil & Gas — 11.6%
Chesapeake Energy Corp.	1,454	120,217
Denbury, Inc. (a)	1,065	99,450
Helix Energy Solutions Group, Inc. (a)	16,600	120,350
New Fortress Energy, Inc.	3,500	106,015
Pioneer Natural Resources Co.	600	130,530
TechnipFMC PLC (a)(b)	9,236	126,441
		703,003
Retail & Wholesale - Discretionary — 10.0%
Coupang, Inc. (a)	10,800	181,008
JD.com, Inc. - ADR (b)	3,800	135,736
MercadoLibre, Inc. (a)	158	201,843
Natura & Co. Holding SA - ADR (a)(b)	20,380	89,468
		608,055
Software & Technology Services — 7.8%
PagSeguro Digital, Ltd. - Class A (a)(b)	19,100	187,944
Planet Labs PBC (a)	43,509	177,517
SS&C Technologies Holdings, Inc.	1,800	105,372
		470,833
Technology Hardware & Semiconductors — 1.8%
Aehr Test Systems (a)	4,471	110,657

Utilites — 5.5%
American Electric Power Co., Inc.	1,200	110,904
Avista Corp.	2,500	110,175
Hawaiian Electric Industries, Inc.	2,800	109,788
		330,867
TOTAL COMMON STOCKS (Cost $5,471,558)		5,761,935

Real Estate Investment Trusts (REITs) — 2.4%
American Tower Corp.	700	143,073
TOTAL REITs (Cost $144,638)		143,073

The accompanying notes are an integral part of the financial statements.

Changebridge Select Equity ETF

Schedule of Investments

April 30, 2023 (Unaudited) (Continued)

	Shares	Value
MONEY MARKET FUNDS — 2.8%
First American Government Obligations Fund - Class X, 4.73% (c)	170,667	$170,667
TOTAL MONEY MARKET FUNDS (Cost $170,667)		170,667

TOTAL INVESTMENTS (Cost $5,786,863) — 100.5%		6,075,675
Other assets and liabilities, net — (0.5)%		(33,054)
NET ASSETS — 100.0%		$6,042,621

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt

PLC	Public Limited Company

(a)	Non-income producing security.

(b)	Foreign issued security.

(c)	The rate shown is the seven-day yield at period end.

The accompanying notes are an integral part of the financial statements.

Changebridge ETFs

Statements of Assets and Liabilities

April 30, 2023 (Unaudited)

	Changebridge Long/Short Equity ETF	Changebridge Select Equity ETF
Assets
Investments, at value (cost $5,254,216 and $5,786,863, respectively)	$5,510,805	$6,075,675
Cash held as collateral for securities sold short	408,461	—
Deposits with broker for securities sold short	2,199,934	—
Receivable for investment securities sold	311,246	195,869
Dividend and interest receivable	15,201	7,439
Total assets	8,445,647	6,278,983

Liabilities
Securities sold short, at value (Proceeds of $2,461,597 and $—, respectively)	2,482,860	—
Payable for investment securities purchased	427,608	232,084
Payable to Adviser	7,861	4,278
Dividend and interest payable	3,526	—
Total liabilities	2,921,855	236,362
Net Assets	$5,523,792	$6,042,621

Net Assets Consists of:
Paid-in capital	$6,722,468	$7,049,267
Total distributable earnings (accumulated losses)	(1,198,676)	(1,006,646)
Net Assets	$5,523,792	$6,042,621

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	270,000	260,000
Net Asset Value, redemption price and offering price per share	$20.46	$23.24

The accompanying notes are an integral part of the financial statements.

Changebridge ETFs

Statements of Operations

For the Six Months Ended April 30, 2023 (Unaudited)

	Changebridge Long/Short Equity ETF	Changebridge Select Equity ETF
Investment Income
Dividend income (net of withholdings tax and issuance fees of $1,318 and $1,452)	$41,635	$48,336
Interest income	35,106	6,093
Total investment income	76,741	54,429

Expenses
Investment advisory fees	44,786	25,630
Dividend and interest expense	16,559	—
Total expenses	61,345	25,630
Net investment income	15,396	28,799

Realized and Unrealized Gain (Loss) on Investments and Securities Sold Short
Net realized gain on investments	138,908	270,200
Net realized gain (loss) on securities sold short	(360,166)	—
Net realized gain (loss)	(221,258)	270,200
Net change in unrealized appreciation/depreciation on investments	(398,832)	(477,656)
Net change in unrealized appreciation/depreciation on securities sold short	(132,501)	—
Net change in unrealized appreciation/depreciation	(531,333)	(477,656)
Net realized and unrealized loss	(752,591)	(207,456)
Net decrease in net assets from operations	$(737,195)	$(178,657)

The accompanying notes are an integral part of the financial statements.

Changebridge Long/Short Equity ETF

Statements of Changes in Net Assets

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
From Operations
Net investment income (loss)	$15,396	$(105,474)
Net realized loss on investments and securities sold short	(221,258)	(393,229)
Net change in unrealized appreciation/depreciation on investments and securities sold short	(531,333)	(384,738)
Net decrease in net assets resulting from operations	(737,195)	(883,441)

From Capital Share Transactions
Proceeds from shares sold	1,093,635	655,893
Cost of shares redeemed	(434,432)	(2,034,043)
Net increase (decrease) in net assets resulting from capital share transactions	659,203	(1,378,150)

Total Decrease in Net Assets	(77,992)	(2,261,591)

Net Assets
Beginning of period	5,601,784	7,863,375
End of period	$5,523,792	$5,601,784

Changes in Shares Outstanding
Shares outstanding, beginning of period	240,000	300,000
Shares sold	50,000	30,000
Shares redeemed	(20,000)	(90,000)
Shares outstanding, end of period	270,000	240,000

The accompanying notes are an integral part of the financial statements.

Changebridge Select Equity ETF

Statements of Changes in Net Assets

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
From Operations
Net investment income (loss)	$28,799	$(15,351)
Net realized gain (loss) on investments	270,200	(1,241,028)
Net change in unrealized appreciation/depreciation on investments	(477,656)	(685,007)
Net decrease in net assets resulting from operations	(178,657)	(1,941,386)

From Distributions
Distributable earnings	(29,357)	—
Total distributions	(29,357)	—

From Capital Share Transactions
Proceeds from shares sold	—	—
Cost of shares redeemed	(213,971)	(1,639,155)
Net decrease in net assets resulting from capital share transactions	(213,971)	(1,639,155)

Total Decrease in Net Assets	(421,985)	(3,580,541)

Net Assets
Beginning of period	6,464,606	10,045,147
End of period	$6,042,621	$6,464,606

Changes in Shares Outstanding
Shares outstanding, beginning of period	270,000	340,000
Shares sold	—	—
Shares redeemed	(10,000)	(70,000)
Shares outstanding, end of period	260,000	270,000

The accompanying notes are an integral part of the financial statements.

Changebridge Long/Short Equity ETF

Statement of Cash Flows

For the Six Months Ended April 30, 2023 (Unaudited)

Cash Provided by (Used in) Operating Activites
Net decrease in net assets from operations	$(737,195)
Adjustments to reconcile net decrease in net assets resulting from operations:
Purchases of investment securities	(14,544,528)
Sales of investment securities	15,147,075
Proceeds on securities sold short	18,300,987
Purchases to cover securites sold short	(17,782,894)
Purchase & sales of short-term investments, net	(212,841)
Net realized losses on investments and securities sold short	221,258
Net change in unrealized appreciation/depreciation on investments and securities sold short	531,333
(Increase) Decrease in Assets:
Receivables:
Dividends and interest receivable	(11,699)
Receivable for investment securities sold	51,510
Increase (Decrease) in Liabilities:
Payables:
Payable for investment securities purchased	61,416
Investment advisory fee payable	540
Dividends and interest expense payable	3,526
Net cash provided by (used in) operating activities	1,028,488

Cash Provided by (Used in) Financing Activities
Proceeds from shares sold	20,162
Payment on shares redeemed	(21,310)
Net cash provided by (used in) financing activities	(1,148)
Net increase (decrease) in cash and restricted cash	$1,027,340

Cash and Restricted Cash
Beginning Balance(1)	1,581,055
Ending Balance(2)	$2,608,395

Supplemental information
Cash paid for interest	$3,375

Supplemental Disclosure for Non-Cash Operating Activities
Puchases of investment securities in-kind	$1,073,473
Sales of investment securities in-kind	$413,122

Supplemental Disclosure for Non-Cash Financing Activities
Proceeds from shares sold in-kind	$(1,073,473)
Payment on shares redeemed in-kind	$(413,122)

(1)	Includes cash of $0 and deposits at broker for securities sold short of $1,581,055

(2)	Includes cash of $408,461 and deposits at broker for securities sold short of $2,199,934

The accompanying notes are an integral part of the financial statements.

Changebridge Long/Short Equity ETF

Financial Highlights

For a Share Outstanding Throughout Each Period

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Period Ended October 31, 2021(1)
Net Asset Value, Beginning of Period	$23.34	$26.21	$20.00

Income (Loss) from investment operations:
Net investment income (loss)(2)	0.06	(0.41)	(0.39)
Net realized and unrealized gain (loss)	(2.94)	(2.46)	6.60
Total from investment operations	(2.88)	(2.87)	6.21

Net Asset Value, End of Period	$20.46	$23.34	$26.21

Total return, at NAV(3)(4)	(12.34)%	(10.95)%	31.06%
Total return, at Market(3)(4)	(12.63)%	(10.66)%	31.04%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$5,524	$5,602	$7,863

Ratio of expenses to average net assets, including dividends and interest expense on short positions(5)	2.33%	2.48%	2.14%
Ratio of expenses to average net assets, excluding dividends and interest expense on short positions(5)	1.70%	1.70%	1.70%
Ratio of net investment income (loss) to average net assets, including dividends and interest expense on short positions(5)	0.58%	(1.80)%	(1.58)%
Ratio of net investment income (loss) to average net assets, excluding dividends and interest expense on short positions(5)	1.21%	(1.02)%	(1.14)%
Portfolio turnover rate (4)(6)	474%	379%	160%

(1)	The Fund commenced operations on November 12, 2020.

(2)	Per share net investment income (loss) was calculated using average shares outstanding.

(3)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Excludes in-kind transactions associated with creations and redemptions of the Fund.

The accompanying notes are an integral part of the financial statements.

Changebridge Select Equity ETF

Financial Highlights

For a Share Outstanding Throughout Each Period

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Period Ended October 31, 2021(1)
Net Asset Value, Beginning of Period	$23.94	$29.54	$20.00

Income (Loss) from investment operations:
Net investment income (loss)(2)	0.11	(0.05)	(0.07)
Net realized and unrealized gain (loss)	(0.70)	(5.55)	9.61
Total from investment operations	(0.59)	(5.60)	9.54

Less distributions paid:
From net investment income	(0.11)	—	—
Total distributions paid	(0.11)	—	—

Net Asset Value, End of Period	$23.24	$23.94	$29.54

Total return, at NAV(3)(4)	(2.43)%	(18.97)%	47.72%
Total return, at Market(3)(4)	(2.45)%	(18.91)%	47.71%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$6,043	$6,465	$10,045

Ratio of expenses to average net assets(5)	0.85%	0.85%	0.85%
Ratio of net investment income (loss) to average net assets(5)	0.96%	(0.20)%	(0.25)%
Portfolio turnover rate (4)(6)	277%	222%	105%

(1)	The Fund commenced operations on November 12, 2020.

(2)	Per share net investment income (loss) was calculated using average shares outstanding.

(3)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Excludes in-kind transactions associated with creations and redemptions of the Fund.

The accompanying notes are an integral part of the financial statements.

Changebridge ETFs

Notes to Financial Statements

April 30, 2023 (Unaudited)

1.	ORGANIZATION

The Changebridge Long/Short Equity ETF (“CBLS”) and Changebridge Select Equity ETF (“CBSE”) (each a “Fund” and collectively, the “Funds”) are non-diversified series of Listed Funds Trust (the “Trust”), formerly Active Weighting Funds ETF Trust. The Trust was organized as a Delaware statutory trust on August 26, 2016, under a Declaration of Trust amended on December 21, 2018, and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

CBLS is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by purchasing securities Changebridge Capital, LLC (“Changebridge” or the “Adviser”), the Fund’s investment adviser, believes to be undervalued and taking short positions in securities the Adviser believes will decline in price. The Fund will generally have net long exposure of between 30%-70% of net assets.

CBSE is an actively-managed ETF that seeks to achieve its investment objective by purchasing securities the Adviser believes to have above-average financial characteristics and growth potential that exhibit positive environmental, social, and governance (“ESG”) attributes.

2.	SIGNIFICANT ACCOUNTING POLICIES

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. Each Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and follows the significant accounting policies described below.

Use of Estimates

The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Share Transactions

The net asset value (“NAV”) per share of each Fund is equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.

Fair Value Measurement

In calculating the NAV, each Fund’s exchange-traded equity securities will be valued at fair value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.

Securities listed on the NASDAQ Stock Market, Inc. are generally valued at the NASDAQ official closing price. Foreign securities will be priced at their local currencies as of the close of their primary exchange or market or as of the time each Fund calculates its NAV on the valuation date, whichever is earlier.

If market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued at fair value as determined in good faith by the Adviser using procedures adopted by the Board of Trustees of the Trust (the “Board”). The circumstances in which a security may be fair valued include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading

Changebridge ETFs

Notes to Financial Statements

April 30, 2023 (Unaudited) (Continued)

restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotations. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.

Money market funds are valued at NAV. If NAV is not readily available, the securities will be valued at fair value.

An amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity, unless the Adviser determines in good faith that such method does not represent fair value.

FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurements. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:

●	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

●

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern Time.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Changebridge ETFs

Notes to Financial Statements

April 30, 2023 (Unaudited) (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value the Funds’ investments at April 30, 2023, are as follows:

CBLS

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$5,089,549	$—	$—	$5,089,549
Real Estate Investment Trusts (REITs)	122,634	—	—	122,634
Money Market Funds	298,622	—	—	298,622
Total Investments - Assets	$5,510,805	$—	$—	$5,510,805

Securities Sold Short - Liabilities:
Common Stocks*	$2,074,519	$—	$—	$2,074,519
Real Estate Investment Trusts (REITs)	408,341	—	—	408,341
Total Securities Sold Short - Liabilities	$2,482,860	$—	$—	$2,482,860

CBSE

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$5,761,935	$—	$—	$5,761,935
Real Estate Investment Trusts (REITs)	143,073	—	—	143,073
Money Market Funds	170,667	—	—	170,667
Total Investments - Assets	$6,075,675	$—	$—	$6,075,675

*	See the Schedules of Investments and Securities Sold Short for industry classifications.

Short Sales

CBLS engages in short sales and CBSE may engage in short sales. Short sales are transactions in which a fund sells an instrument it does not own in anticipation of a decline in the market value of that instrument. To complete a short sale transaction, a fund must borrow the instrument to make delivery to the buyer. A fund then is obligated to replace the instrument borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the instrument was sold by a fund. Until the instrument is replaced, a fund is required to pay to the lender amounts equal to any interest or dividends which accrue during the period of the loan. To borrow the instrument, a fund also may be required to pay a premium, which would increase the cost of the instrument sold. There will also be other costs associated with short sales.

Dividends declared on open short positions are recorded on ex-date and shown as an expense for financial reporting purposes. To borrow the security, a fund also may be required to pay fees, which is shown as an expense for financial reporting purposes.

A fund will incur a loss as a result of the short sale if the price of the instrument increases between the date of the short sale and the date on which a fund replaces the borrowed instrument. Unlike taking a long position in an instrument by purchasing the instrument, where potential losses are limited to the purchase price, short sales have unlimited potential losses. A fund will realize a gain if the instrument declines in price between the date of the short sale and the date on which a fund replaces the borrowed instrument. This result is the opposite of what one would expect from a cash purchase of a long position in an instrument. Gains or losses from closed positions of securities sold short are presented as net realized gain or loss on securities sold short on the Statements of Operations.

Changebridge ETFs

Notes to Financial Statements

April 30, 2023 (Unaudited) (Continued)

Until a fund replaces a borrowed instrument in connection with a short sale, a fund will (a) designate on its records as collateral cash or liquid assets at such a level that the designated assets plus any amount deposited with the broker as collateral will equal the current value of the instrument sold short or (b) otherwise cover its short position in accordance with applicable law. The amount designated on a fund’s records will be marked to market daily. This may limit a fund’s investment flexibility, as well as its ability to meet redemption requests or other current obligations.

There is no guarantee that a fund will be able to close out a short position at any particular time or at an acceptable price. During the time that a fund is short an instrument, it is subject to the risk that the lender of the instrument will terminate the loan at a time when a fund is unable to borrow the same instrument from another lender. If that occurs, a fund may be “bought in” at the price required to purchase the instrument needed to close out the short position, which may be a disadvantageous price. Thus, there is a risk that a fund may be unable to fully implement its investment strategy due to a lack of available instruments or for some other reason. It is possible that the market value of the instruments a fund holds in long positions will decline at the same time that the market value of the instruments a fund has sold short increases, thereby increasing a fund’s potential volatility. Short sales also involve other costs. A fund must normally repay to the lender an amount equal to any dividends or interest that accrues while the loan is outstanding. In addition, to borrow the instrument, a fund may be required to pay a premium. A fund also will incur transaction costs in effecting short sales. The amount of any ultimate gain for a fund resulting from a short sale will be decreased, and the amount of any ultimate loss will be increased, by the amount of premiums, dividends, interest or expenses a fund may be required to pay in connection with the short sale.

At April 30, 2023, CBLS had cash on deposit with the broker-dealer in the amount of $2,199,934 and securities held as collateral in the amount of $1,443,073.

Security Transactions

Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated based on the specific identification basis.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

Investment Income

Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. Withholding taxes on foreign dividends has been provided for in accordance with Funds’ understanding of the applicable tax rules and regulations.

Distributions received from each Fund’s investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of its income and distributions received during the current calendar year for financial statement purposes. The actual character of distributions to each Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by each Fund’s shareholders may represent a return of capital.

Changebridge ETFs

Notes to Financial Statements

April 30, 2023 (Unaudited) (Continued)

Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions

The Funds are treated as separate entities for Federal income tax purposes. Each Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, each Fund must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, each Fund will not be subject to Federal income tax.

Distributions to shareholders are recorded on the ex-dividend date. The Funds generally pay out dividends from net investment income, if any, annually, and distribute their net capital gains, if any, to shareholders at least annually. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profit for tax purposes are reported as a tax return of capital.

Management evaluates the Funds’ tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income tax expense. The Funds’ Federal income tax returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of October 31, 2022, the Funds’ most recent fiscal year end, the Funds had no examination in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Funds recognized no interest or penalties related to uncertain tax benefits in the 2022 fiscal year. At October 31, 2022, the Funds’ most recent fiscal year end, the tax periods from commencement of operations remained open to examination in the Funds’ major tax jurisdictions.

Indemnification

In the normal course of business, the Funds expect to enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these anticipated arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Advisory Agreement

The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser provides a continuous investment program for the Funds’ assets in accordance with their investment objectives, policies and limitations, and oversees the day-to-day operations of the Funds subject to the supervision of the Board, including the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act.

Pursuant to the Advisory Agreement between the Trust, on behalf of the Funds, and Changebridge, each Fund pays a unified management fee to the Adviser, which is calculated daily and paid monthly, at an annual rate of 1.70% of CBLS’s average daily net assets and at an annual rate of 0.85% of CBSE’s average daily net assets. Changebridge has agreed to pay all expenses of the Funds except the fee paid to Changebridge under the Advisory Agreement, interest charges on any borrowings, dividends

Changebridge ETFs

Notes to Financial Statements

April 30, 2023 (Unaudited) (Continued)

and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (if any).

Distribution Agreement and 12b-1 Plan

Vigilant Distributors, LLC (the “Distributor”) serves as each Fund’s distributor pursuant to a Distribution Services Agreement. The Distributor receives compensation for the statutory underwriting services it provides to the Funds. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Funds. The Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, each Fund is authorized to pay an amount up to 0.25% of each Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each Fund’s assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.

For the period November 1, 2022 to January 31, 2023, the distributor of the Funds was Foreside Fund Services, LLC.

Administrator, Custodian and Transfer Agent

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) serves as administrator, transfer agent and fund accounting agent of the Funds pursuant to a Fund Servicing Agreement. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian pursuant to a Custody Agreement. Under the terms of these agreements, the Adviser pays each Fund’s administrative, custody and transfer agency fees.

A Trustee and all officers of the Trust are affiliated with the Administrator and the Custodian.

4.	CREATION AND REDEMPTION TRANSACTIONS

Shares of the Funds are listed and traded on the NYSE Arca, Inc. (the “Exchange”). Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the NYSE is open for trading. The NAV of the shares of each Fund will be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to four decimal places.

Creation Unit Transaction Fee

Authorized Participants may be required to pay to the Custodian a fixed transaction fee (the “Creation Unit Transaction Fee”) in connection with the issuance or redemption of Creation Units. The standard Creation Unit Transaction Fee will be the same regardless of the number of Creation Units purchased or redeemed by an investor on the applicable business day. The Creation Unit Transaction Fee charged by each Fund for each creation order is $300.

An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for (i) creations effected outside the Clearing Process and (ii) creations made in an all cash amount (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. Each

Changebridge ETFs

Notes to Financial Statements

April 30, 2023 (Unaudited) (Continued)

Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Variable fees, if any, received by the Funds are displayed in the Capital Share Transactions section on the Statements of Changes in Net Assets.

Only “Authorized Participants” may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.

A Creation Unit will generally not be issued until the transfer of good title of the deposit securities to the Funds and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the Funds will be issued to such authorized participant notwithstanding the fact that the Funds’ deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible. If the Funds or their agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the Funds for losses, if any.

5. FEDERAL INCOME TAX

The tax character of distributions paid for the period ended April 30, 2023, was as follows:

	Ordinary Income(1)	Long-Term Capital Gain
CBLS	$—	$—
CBSE	29,357	—

There were no distributions paid for the year ended October 31, 2022.

At October 31, 2022, the Funds’ most recent fiscal year end, the components of distributable earnings (accumulated losses) and the cost of investments on a tax basis, including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting year for the Funds were as follows:

	CBLS	CBSE
Federal Tax Cost of Investments(1)	$3,497,188	$5,852,021
Gross Tax Unrealized Appreciation	$977,491	$1,041,965
Gross Tax Unrealized Depreciation	(446,695)	(375,896)
Net Tax Unrealized Appreciation (Depreciation)	530,796	666,069
Undistributed Ordinary Income	—	18,689
Other Accumulated Gain (Loss)	(992,277)	(1,483,390)
Total Distributable Earnings / (Accumulated Losses)	$(461,481)	$(798,632)

(1)	Includes proceeds from securities sold short.

The different between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Under current tax law, net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following fiscal year. The Funds’ carryforward losses and post-December losses are determined only at the end of each fiscal year. At October 31, 2022, the Funds’ most recent fiscal year end, CBLS and CBSE had short term capital losses remaining of $862,543 and $1,483,390, respectively, which will be carried forward indefinitely to offset future realized capital

Changebridge ETFs

Notes to Financial Statements

April 30, 2023 (Unaudited) (Continued)

gains. At October 31, 2022, the Funds’ most recent fiscal year end, CBLS had long-term capital loss carryover in the amount of $41,145. At October 31, 2022, the Funds’ most recent fiscal year end, CBLS deferred, on a tax basis, late year ordinary losses of $42,654.

6.	INVESTMENT TRANSACTIONS

During the period ended April 30, 2023, the Funds realized net capital gains and losses resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated losses) to paid in-capital. The amounts of realized gains and losses from in-kind redemptions included in realized gain/(loss) on investments in the Statements of Operations is as follows:

	Realized Gains	Realized Losses
CBLS	$65,676	$(2,146)
CBSE	25,757	(6,791)

Purchases and sales of investments (excluding short-term investments), creations in-kind and redemptions in-kind for the period ended April 30, 2023, were as follows:

	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
CBLS	$32,845,516	$32,930,779	$1,073,473	$413,122
CBSE	16,534,319	16,618,646	—	195,566

7.	PRINCIPAL RISKS

As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. Each Fund is subject to the principal risks, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective.

A complete description of the principal risks is included in the prospectus under the heading “Principal Investment Risks.”

8.	SUBSEQUENT EVENTS

Management has evaluated the Funds’ related events and transactions that occurred subsequent to April 30, 2023, through the date of issuance of the Funds’ financial statements. Management has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Changebridge ETFs

Supplemental Information

April 30, 2023 (Unaudited)

Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the Funds. Please read the prospectus carefully before investing. A copy of the prospectus for the Funds may be obtained without charge by writing to the Funds, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or by calling 1-800-617-0004, or by visiting the Funds’ website at www.changebridgefunds.com.

QUARTERLY PORTFOLIO HOLDING INFORMATION

Each Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at 1-800-617-0004. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.

PROXY VOTING INFORMATION

Each Fund is required to file a Form N-PX, with the Fund’s complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year. The Fund’s proxy voting record will be available without charge, upon request, by calling toll-free 1-800-617-0004 and on the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Funds trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available without charge, on the Funds’ website at www.changebridgefunds.com.

Changebridge ETFs

Review of Liquidity Risk Management Program

April 30, 2023 (Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series. At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2022. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

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Investment Adviser:

Changebridge Capital, LLC
83 Broad St. P.O. Box 873
Charleston, SC 29401

Legal Counsel:

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, N.W.
Washington, D.C. 20004

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Distributor:

Vigilant Distributors, LLC
223 Wilmington West Chester Pike, Suite 216
Chadds Ford, PA 19317

Administrator, Fund Accountant & Transfer Agent:

U.S. Bancorp Fund Services, LLC
d/b/a U.S. Bank Global Fund Services
615 E. Michigan St.
Milwaukee, WI 53202

Custodian:

U.S. Bank N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

This information must be preceded or accompanied by a current prospectus for the Funds.

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable for semi-annual reports.

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

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Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1)	Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2)	A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3)	Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4)	Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Listed Funds Trust

By (Signature and Title)*	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	7/6/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	7/6/2023

By (Signature and Title)*	/s/ Travis G. Babich
Travis G. Babich, Treasurer/Principal Financial Officer

Date	7/6/2023

*	Print the name and title of each signing officer under his or her signature.

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